Related Party Balance and Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Balances and Transactions
Schedule of related party transactions

(i) Provision of service

For the years ended December 31, 2020, 2021 and 2022, service income was primarily generated from property management，administrative support, research and development services and BaaS battery buy-out services the Group provided to its related parties.

	For the Year Ended December 31,
	2020	2021	2022
Wuhan Weineng Battery Assets Co., Ltd.	38	56,095	120,967
Nanjing Weibang Transmission Technology Co., Ltd.	1,523	1,586	1,683
Beijing Weixu Business Consulting Co., Ltd.	—	220	37
Total	1,561	57,901	122,687

(ii) Acceptance of advertising and IT support services

	For the Year Ended December 31,
	2020	2021	2022
Tianjin Boyou Information Technology Co., Ltd.	1,594	217	8,984
Beijing Bit Ep Information Technology Co., Ltd.	4,159	4,533	—
Beijing Yiche Interactive Advertising Co., Ltd.	—	472	—
Beijing Chehui Hudong Guanggao Co., Ltd.	92,356	—	—
Beijing Xinyi Hudong Guanggao Co., Ltd.	39,919	—	—
Beijing Yiche Information Science and Technology Co., Ltd.	280	—	—
Shanghai Yiju Information Technology Co., Ltd.	142	—	—
Bite Shijie (Beijing) Keji Co., Ltd.	47	—	—
Total	138,497	5,222	8,984

(iii) Cost of manufacturing consignment

	For the Year Ended December 31,
	2020	2021	2022
Suzhou Zenlead XPT New Energy Technologies Co., Ltd.	174,680	89,286	—

In February 2022, Suzhou Zenlead XPT New Energy Technologies Co., Ltd. paid considerations of RMB 46,610 to the Group to settle the outstanding warranty obligations to the Group in connection with the manufacturing consignment of batteries for the Group.

(iv) Purchase of raw material or property, plant and equipment

	For the Year Ended December 31,
	2020	2021	2022
Kunshan Siwopu Intelligent Equipment Co., Ltd.	22,797	876,510	728,096
Nanjing Weibang Transmission Technology Co., Ltd.	114,329	213,867	248,604
Xunjie Energy (Wuhan) Co., Ltd.	460	67,350	90,132
Total	137,586	1,157,727	1,066,832

(v) Sales of goods

	For the Year Ended December 31,
	2020	2021	2022
Wuhan Weineng Battery Assets Co., Ltd.	290,135	4,138,187	3,103,871
Hefei Chuangwei Information Consultation Co., Ltd.	—	—	1,798
Shanghai Weishang Business Consulting Co., Ltd.	—	157	229
Beijing Yiche Interactive Advertising Co., Ltd.	1,453	485	—
Kunshan Siwopu Intelligent Equipment Co., Ltd.	—	370	—
Beijing Bit Ep Information Technology Co., Ltd.	4,402	—	—
Beijing Bitauto Interactive Technology Co., Ltd.	1,974	—	—
Beijing Yiche Information Science and Technology Co., Ltd.	525	—	—
Total	298,489	4,139,199	3,105,898

(vi) Acceptance of R&D and maintenance service

	For the Year Ended December 31,
	2020	2021	2022
Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.	—	—	107,144
Kunshan Siwopu Intelligent Equipment Co., Ltd.	1,449	7,265	13,956
Wuhan Weineng Battery Assets Co., Ltd.	—	—	8,508
Xunjie Energy (Wuhan) Co., Ltd.	—	929	3,735
Ningbo Meishan Free Trade Port Weilai Xinneng Investment Management Co., Ltd.	—	—	3,015
Suzhou Zenlead XPT New Energy Technologies Co., Ltd.	1,953	—	—
Total	3,402	8,194	136,358

(vii) Loan from related party

	For the Year Ended December 31,
	2020	2021	2022
Beijing Bitauto Interactive Technology Co., Ltd.	260,000	—	—

(viii) Sale of raw material or property, plant and equipment

	For the Year Ended December 31,
	2020	2021	2022
Wuhan Weineng Battery Assets Co., Ltd.	120	—	1,012
Wistron Info Comm (Kunshan) Co., Ltd.	358	—	—
Total	478	—	1,012

(ix) Convertible notes issued to related parties and interest accrual

	For the Year Ended December 31,
	2020	2021	2022
Huang River Investment Limited	22,018	15,316	13,712
Serene View Investment Limited	101,927	—	—
Total	123,945	15,316	13,712

(x) Purchase of equity investee

	Year Ended December 31,
	2020	2021	2022
Weilan (Note 9)	—	50,000	—

Schedule of due from related parties

(i) Amounts due from related parties

	As of December 31,
	2021	2022
Wuhan Weineng Battery Assets Co., Ltd.	1,563,757	1,376,584
Kunshan Siwopu Intelligent Equipment Co., Ltd.	—	8,647
Hefei Chuangwei Information Consultation Co., Ltd.	—	2,032
Nanjing Weibang Transmission Technology Co., Ltd.	268	283
Shanghai Weishang Business Consulting Co., Ltd.	—	148
Total	1,564,025	1,387,694

Schedule of due to related parties

(ii) Amounts due to related parties

	As of December 31,
	2021	2022
Kunshan Siwopu Intelligent Equipment Co., Ltd.	426,420	262,712
Wuhan Weineng Battery Assets Co., Ltd.	—	58,497
Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.	—	23,279
Nanjing Weibang Transmission Technology Co., Ltd.	58,025	22,293
Xunjie Energy (Wuhan) Co., Ltd.	32,186	14,517
Ningbo Meishan Free Trade Port Weilai Xinneng Investment Management Co., Ltd.	—	3,015
Wistron Info Comm (Kunshan) Co., Ltd.	2,339	167
Xtronics Innovation Ltd.	1,161	83
Tianjin Boyou Information Technology Co., Ltd.	—	48
Suzhou Zenlead XPT New Energy Technologies Co., Ltd.	165,219	—
Beijing Bit Ep Information Technology Co., Ltd.	1,350	—
Beijing Yiche Interactive Advertising Co., Ltd.	500	—
Total	687,200	384,611

(iii) Short-term borrowing and interest payable

	As of December 31,
	2021	2022
Huang River Investment Limited	381,785	3,918

(iv) Long-term borrowing

	As of December 31,
	2021	2022
Huang River Investment Limited	—	208,938